Financial Instruments - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 8,508,764				$ 0
US dollars $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative		$ 6,551,250
British pounds £
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative | £				£ 0
Euro €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative | €			€ 0
Currency risk | US dollars $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.01
(Increase) decrease in net loss due to change in currency value	(125,339)
Currency risk | British pounds £
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	(8,581)
Currency risk | Euro €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency, amount	0.10
(Increase) decrease in net loss due to change in currency value	(32,426)
Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 8,508,764				$ 0